Note 10 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
(Dollars in thousands)	2018	2017
Land	$2,621	2,021
Office buildings and improvements	10,878	9,844
Furniture and equipment	12,935	12,507
	26,434	24,372
Accumulated depreciation	(16,799)	(16,146)
	$9,635	8,226